Short-term Borrowings and Long-term Debt	12 Months Ended
Jan. 31, 2016
Long-term Debt, Unclassified [Abstract]
Short-term Borrowings and Long-term debt
Note 6. Short-term Borrowings and Long-term Debt
Short-term borrowings consist of commercial paper and lines of credit. Short-term borrowings outstanding at January 31, 2016 and 2015 were $2.7 billion and $1.6 billion, respectively. The following table includes additional information related to the Company's short-term borrowings for fiscal 2016, 2015 and 2014:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Maximum amount outstanding at any month-end	$10,551	$11,581	$13,318
Average daily short-term borrowings	4,536	7,009	8,971
Weighted-average interest rate	1.5%	0.5%	0.1%

The Company has various committed lines of credit, committed with 23 financial institutions, totaling $15.0 billion as of January 31, 2016 and 2015. The committed lines of credit are summarized in the following table:

	Fiscal Years Ended January 31,
	2016			2015
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,000	$—	$6,000	$6,000	$—	$6,000
364-day revolving credit facility(1)	9,000	—	9,000	9,000	—	9,000
Total	$15,000	$—	$15,000	$15,000	$—	$15,000

(1)
In June 2015, the Company renewed and extended its existing five-year credit facility and its existing 364-day revolving credit facility, both of which are used to support its commercial paper program.

The committed lines of credit mature at various times between June 2016 and June 2020, carry interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 4.0 basis points. In conjunction with the lines of credit listed in the table above, the Company has agreed to observe certain covenants, the most restrictive of which relates to the maximum amount of secured debt.
Apart from the committed lines of credit, the Company has trade and stand-by letters of credit totaling $4.5 billion and $4.6 billion at January 31, 2016 and 2015, respectively. These letters of credit are utilized in normal business activities.
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2016		January 31, 2015
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2017 - 2045	$32,500	4.5%	$36,000	4.3%
Variable	2019	500	5.3%	500	5.4%
Total U.S. dollar denominated		33,000		36,500
Fixed	2023 - 2030	2,708	3.3%	2,821	3.3%
Variable		—		—
Total Euro denominated		2,708		2,821
Fixed	2031 - 2039	4,985	5.3%	5,271	5.3%
Variable		—		—
Total Sterling denominated		4,985		5,271
Fixed	2021	83	1.6%	596	1.0%
Variable		—		255	0.6%
Total Yen denominated		83		851
Total unsecured debt		40,776		45,443
Total other debt (in USD)(2)		183		237
Total debt		40,959		45,680
Less amounts due within one year		(2,745)		(4,791)
Long-term debt		$38,214		$40,889

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2016 and 2015 includes secured debt in the amount of $131 million and $139 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $13 million and $19 million, respectively.

At January 31, 2016 and 2015, the Company had $500 million in debt with embedded put options. The issuance of money market puttable reset securities in the amount of $500 million is structured to be remarketed in connection with the annual reset of the interest rate. If, for any reason, the remarketing of the notes does not occur at the time of any interest rate reset, the holders of the notes must sell and the Company must repurchase the notes at par. Accordingly, this issuance has been classified as long-term debt due within one year in the Company's Consolidated Balance Sheets.
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturities
2017	$2,745
2018	1,519
2019	3,497
2020	498
2021	3,352
Thereafter	29,348
Total	$40,959

Debt Issuances
The Company did not have any material long-term debt issuances during fiscal 2016, but received proceeds from a number of small, immaterial long-term debt issuances by several of its non-U.S. operations.
Information on significant long-term debt issued during fiscal 2015 is as follows:

(Amounts in millions)
Issue Date	Principal Amount	Maturity Date	Fixed vs. Floating	Interest Rate	Proceeds
April 8, 2014	850 Euro	April 8, 2022	Fixed	1.900%	$1,161
April 8, 2014	650 Euro	April 8, 2026	Fixed	2.550%	885
April 22, 2014	500 USD	April 21, 2017	Fixed	1.000%	499
April 22, 2014	1,000 USD	April 22, 2024	Fixed	3.300%	992
April 22, 2014	1,000 USD	April 22, 2044	Fixed	4.300%	985
October 22, 2014	500 USD	April 22, 2024	Fixed	3.300%	508
Total					$5,030

During fiscal 2015, the Company also received additional proceeds from other, smaller long-term debt issuances by several of its non-U.S. operations. The proceeds in fiscal 2015 were used to pay down and refinance existing debt and for other general corporate purposes.
Maturities
During fiscal 2016, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
April 1, 2015	750 USD	Fixed	2.875%	$750
July 1, 2015	750 USD	Fixed	4.500%	750
July 8, 2015	750 USD	Fixed	2.250%	750
July 28, 2015	30,000 JPY	Floating	Floating	243
July 28, 2015	60,000 JPY	Fixed	0.940%	487
October 25, 2015	1,250 USD	Fixed	1.500%	1,250
				$4,230

During fiscal 2015, the following long-term debt matured and was repaid:

(Amounts in millions)
Maturity Date	Principal Amount	Fixed vs. Floating	Interest Rate	Repayment
February 3, 2014	500 USD	Fixed	3.000%	$500
April 15, 2014	1,000 USD	Fixed	1.625%	1,000
May 15, 2014	1,000 USD	Fixed	3.200%	1,000
August 6, 2014	83,100 JPY	Fixed	1.490%	810
August 6, 2014	16,900 JPY	Floating	Floating	165
				$3,475

During fiscal 2016 and 2015, the Company also repaid other, smaller long-term debt as it matured in several of its non-U.S. operations.